Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases

12 LEASES

The Group has operating leases primarily for office facilities which have lease terms varying from one to three years.

Total lease costs for the years ended March 31, 2023, 2024 and 2025 were RMB10,951, RMB6,803 and RMB2,138, respectively, included in research and development, sales and marketing and general and administrative expenses in the Group’s Consolidated Statements of Operations and Comprehensive Loss. Out of the total lease costs, there were RMB2,341, RMB2,718 and RMB244 of expenses for short-term leases within 12 months for the years ended March 31, 2023, 2024 and 2025, respectively. As of March 31, 2024 and 2025, the operating lease arrangements of the Group, primarily for office, that have not yet commenced was not material.

Supplemental cash flow information related to leases were as follows:

	For the year ended March 31,	For the year ended March 31,
	2024	2025
	RMB	RMB

Cash paid for the rentals included in the lease liabilities	1,972	1,933
Right-of-use assets obtained in exchange for lease liabilities	1,137	197

As of March 31, 2024 and 2025, supplemental consolidated balance sheet information related to leases were as follows:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB
Right-of-use assets	2,576	941
Current portion of lease liabilities	1,888	620
Non-current lease liabilities	773	352

Lease term and discount rates were as follows:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB
Weighted-average remaining lease term
Operating leases	1.27 years	2.75 years
Weighted-average incremental borrow rate
Operating leases	4.68%	3.60%

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB
Maturities of lease liabilities were as follows:
2025	1,933	—
2026	788	645
2027	—	361
Total undiscounted lease payments	2,721	1,006
Less: imputed interest	(60)	(34)
Total present value of lease liabilities	2,661	972